Subsequent events	12 Months Ended
Dec. 31, 2017
Disclosure of events after reporting period [Abstract]
Subsequent events
Subsequent events

On January 16, 2018, the Group issued a notice of redemption for $300 million aggregate principal amount of the outstanding 6.875% Senior Secured Notes due 2021 to be repaid on February 15, 2018 at a redemption price of 101.146% plus accrued and unpaid interest.

Other than as disclosed herein, there have been no events subsequent to December 31, 2017 which would require accrual or disclosure in these consolidated financial statements.